Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)		$ 0.001
Preferred stock, shares authorized (in shares)		5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	363,681	244,369
Common stock, outstanding (in shares)	363,681	244,369
Series A Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	1,233
Preferred stock, shares outstanding (in shares)	0	1,233
Preferred stock, liquidation value	$ 0	$ 1,233,000
Series E Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	500,000
Preferred stock, shares outstanding (in shares)	0	500,000
Preferred stock, liquidation value	$ 0	$ 500
Series F Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	1,233
Preferred stock, shares outstanding (in shares)	0	1,233
Preferred stock, liquidation value		$ 1,233,000
Series G Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	738	0
Preferred stock, shares outstanding (in shares)	738	0
Preferred stock, liquidation value	$ 7,380,000	$ 0
Series H Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	501	0
Preferred stock, shares outstanding (in shares)	501	0
Preferred stock, liquidation value	$ 4,008,000	$ 0